[redacted]

14007731

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JUN 25 2014
Washington, DC 20549
CERT NAS
File No. 001-36502

By Electronic Mail

June 25, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 16, 2014 The Nasdaq Stock Market (the "Exchange") received from Commerce Bancshares, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Depositary Shares, each representing a 1/1000th interest of 6.00% Series B Non-Cumulative Perpetual Preferred Stock, $1.00 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery